Reconciliation Of Income Taxes at Federal Statutory Rate to Provision Benefit for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Income Tax Rate Reconciliation [Line Items]
Federal tax computed at the statutory rate	$ (26,398)	$ 11,417	$ (19,836)
State taxes, net of Federal benefit	709	1,417	1,434
Foreign income taxed at rates other than Federal	(14,889)	(22,290)	(15,926)
Increase (reduction) in valuation allowance	(8,662)	(7,927)	29,777
Non-deductible foreign interest	9,863	11,818	5,094
Change in uncertain tax positions	1,342	(77,085)	(32,283)
Tax expense from intercompany transactions	1,886	4,955	1,090
Subpart F income		10,101
Change in tax rate	1,816	1,529
Non-taxable return of purchase price	(22,361)
Outside basis difference of foreign joint venture	67,645
Tax accounting method change ruling	(15,548)
Disposition of foreign affiliates	223		(8,562)
Gain on intercompany sale			20,216
Other items, net	6,071	2,993	8,526
Income tax expense (benefit)	$ 1,697	$ (63,072)	$ (10,470)